Provisions	12 Months Ended
Dec. 31, 2018
Sales Returns and Allowances [Member]
Statement [LineItems]
Provisions
21.	PROVISIONS

The Company’s current provisions were provisions for sales returns and allowances.

Sales Returns and Allowances
NT$ (In Millions)
Year Ended December 31, 2016

Balance, beginning of year	$10,163.5
Provision	36,519.3
Payment	(28,569.3)
Effect of exchange rate changes	(75.7)

Balance, end of year	$18,037.8

Sales Returns and Allowances
NT$ (In Millions)
Year Ended December 31, 2017
Balance, beginning of year	$18,037.8
Provision	44,833.6
Payment	(48,884.7)
Effect of exchange rate changes	(24.9)

Balance, end of year	$13,961.8

Provisions for sales returns and allowances are estimated based on historical experience and the consideration of varying contractual terms, and are recognized as a reduction of revenue in the same year of the related product sales.

Starting from 2018, the Company recognizes the estimation of sales returns and allowance as refund liability (classified under accrued expenses and other current liabilities) upon initial application of IFRS 15.